Summary of Other Intangibles (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,125
Amortization charge for the year	706	$ 817	$ 800
Balance at end of year	2,123	2,125
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7,352	7,383
Additions	769	412
Disposals	(280)	(80)
Fully amortized intangibles	(326)	(428)
Foreign currency translation adjustments and other	(332)	65
Balance at end of year	7,183	7,352	7,383
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,227	4,880
Disposals	(277)	(57)
Fully amortized intangibles	(326)	(428)
Impairment losses (reversals)	(4)	17
Amortization charge for the year	706	781
Foreign currency translation adjustments and other	(266)	34
Balance at end of year	5,060	5,227	4,880
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	43
Balance at end of year	12	43
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,606	2,576
Foreign currency translation adjustments and other	(186)	30
Balance at end of year	2,420	2,606	2,576
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,563	2,481
Amortization charge for the year	29	54
Foreign currency translation adjustments and other	(184)	28
Balance at end of year	2,408	2,563	2,481
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	154
Balance at end of year	94	154
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	844	842
Foreign currency translation adjustments and other	(10)	2
Balance at end of year	834	844	842
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	690	628
Amortization charge for the year	61	60
Foreign currency translation adjustments and other	(11)	2
Balance at end of year	740	690	628
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,559
Balance at end of year	1,418	1,559
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,834	2,927
Additions	401	327
Disposals	(275)	(55)
Fully amortized intangibles	(251)	(391)
Foreign currency translation adjustments and other	(84)	26
Balance at end of year	2,625	2,834	2,927
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,275	1,167
Disposals	(272)	(32)
Fully amortized intangibles	(251)	(391)
Impairment losses (reversals)		4
Amortization charge for the year	487	528
Foreign currency translation adjustments and other	(32)	(1)
Balance at end of year	1,207	1,275	1,167
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	74
Balance at end of year	80	74
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	278	295
Additions	58	44
Disposals	(5)	(25)
Fully amortized intangibles	(75)	(37)
Foreign currency translation adjustments and other	(11)	1
Balance at end of year	245	278	295
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	204	191
Disposals	(5)	(25)
Fully amortized intangibles	(75)	(37)
Amortization charge for the year	53	73
Foreign currency translation adjustments and other	(12)	2
Balance at end of year	165	204	191
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	295
Balance at end of year	519	295
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	790	743
Additions	310	41
Foreign currency translation adjustments and other	(41)	6
Balance at end of year	1,059	790	743
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	495	413
Impairment losses (reversals)	(4)	13
Amortization charge for the year	76	66
Foreign currency translation adjustments and other	(27)	3
Balance at end of year	$ 540	$ 495	$ 413